Cover	6 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Registrant Name	Standard Lithium Ltd
Entity Central Index Key	0001537137
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--06-30